Operating segments (Tables)	12 Months Ended
Dec. 31, 2020
Operating segments
Schedule of geographic segments

	2020		2019		2018
Operating revenues:
Domestic (Mexico)	Ps.	16,572,198	Ps.	24,594,797	Ps.	18,493,476
International:
United States of America and Central America*		5,998,615		10,230,824		8,811,674
Non-derivative financial instruments		(411,222)		(72,949)		—
Total operating revenues	Ps.	22,159,591	Ps.	34,752,672	Ps.	27,305,150

*United States of America represents approximately 27%,  29% and 31% of total revenues from external customers in 2020, 2019 and 2018, respectively.